Segment Information - Summary Of Long-lived Assets By Geographic Areas (Details) - USD ($) $ in Millions		Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	$ 2,310.6	$ 1,927.3
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	2,047.6	1,736.5
Other foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	263.0	190.8
Starz Business of Lions Gate Entertainment Corp | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[2]	$ 1,038.5	$ 1,141.9

[1]	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, interest rate swaps, intangible assets, goodwill and deferred tax assets.
[2]	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, intangible assets, goodwill and deferred tax assets.